UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
September 2, 2006 to October 1, 2006

Commission File Number of issuing entity: 333-129480-07

Lehman XS Trust, Series 2006-8
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-129480

Structured Asset Securities Corporation
(Exact name of depositor as specified in its charter)

Lehman Brothers Holdings Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

20-5232419
20-5232669
20-5233678
20-5233785
(I.R.S. Employer Identification No.)

745 Seventh Avenue, 7th Floor New York, New York	10019
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 526-7000
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
1-A1A	☐	☐	☒	________
1-A1B	☐	☐	☒	________
2-A1	☐	☐	☒	________
2-A2	☐	☐	☒	________
2-A3	☐	☐	☒	________
2-A4A	☐	☐	☒	________
2-A4B	☐	☐	☒	________
3-A1	☐	☐	☒	________
3-A1B	☐	☐	☒	________
3-A2	☐	☐	☒	________
3-A3	☐	☐	☒	________
3-A4	☐	☐	☒	________
3-A5	☐	☐	☒	________
M1	☐	☐	☒	________
M2	☐	☐	☒	________
M3	☐	☐	☒	________
M4	☐	☐	☒	________
M5	☐	☐	☒	________
M6	☐	☐	☒	________
M7	☐	☐	☒	________
M8	☐	☐	☒	________
M9	☐	☐	☒	________
M10	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
See Exhibit 99.1

PART II - OTHER INFORMATION
Item 9. Exhibits.

(b)	Exhibit 99.1 Distribution Statement

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Lehman XS Trust, Series 2006-8
(Issuing Entity)

Aurora Loan Services LLC
(Master Servicer)

Date:	November 2, 2006	/s/ E. Todd Whittemore
(Signature)
E. Todd Whittemore
Executive Vice President